Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	FPA Funds Trust
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
FPA Flexible Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	FPFIX
Institutional Class Prospectus | FPA Crescent Fund | Institutional Class
Prospectus:
Trading Symbol	FPACX
Supra Institutional Class Prospectus | FPA Crescent Fund | Supra Institutional Class
Prospectus:
Trading Symbol	FPCSX